CONSOLIDATED BALANCE SHEETS [Parenthetical] ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) shares	Sep. 30, 2016 $ / shares
Preferred Stock, No Par Value | $ / shares		$ 0		$ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Common Stock, No Par Value | $ / shares		$ 0		$ 0
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	24,634,503	24,634,503	24,151,163
Common stock, shares outstanding	23,856,881	23,856,881	22,873,541
Treasury stock, shares	777,622	777,622	1,277,622
Total assets	¥ 324,140	$ 48,839	¥ 880,626
Liabilities	211,341	$ 31,843	662,009
Variable Interest Entity, Not Primary Beneficiary [Member]
Total assets | ¥	312,578		871,395
Liabilities | ¥	¥ 200,687		¥ 641,419